HARRIS INSIGHT FUNDS TRUST
                               3200 Horizon Drive
                            King of Prussia, PA 19406

                                 August 17, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                           Harris Insight Funds Trust
                       1933 Act Registration No. 33-64915
                       1940 Act Registration No. 811-7447

Ladies and Gentlemen:

        In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

        a. the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

        b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on August 14, 2001.

                                                               Very truly yours,

                                                      Harris Insight Funds Trust



                                                            /s/ David C. Lebisky
                                             -----------------------------------
                                                            By: David C. Lebisky
                                                                  Its: Secretary